Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Schedule of Investments in Associates
The Company conducts a portion of its business through investments in joint arrangements and associates.

Associates	Location	Ownership Interest	Classification and accounting method	Mining properties

Soto Norte Joint Venture (“Soto Norte“)	Colombia	20%	Associate; equity method	Soto Norte Project
Western Atlas Resources (“Western Atlas“)	Canada	25.4%	Associate; equity method	Meadowbank Project

	Percentage of ownership	Common shares	December 31, 2023	December 31, 2022
Soto Norte (b)	20.0%	1,825,721	$108,527	$100,772
Denarius (c)	—%	—	—	12,369
Western Atlas (d)	25.4%	29,910,588	253	381
Amilot Capital Inc.	—%	—	—	5
Total			$108,780	$113,527
The income (loss) from investments in associates during the years ended December 31, 2023 and 2022 comprises:

	Year ended December 31,
	2023	2022
Aris Gold (a)	$—	$(6,093)
Soto Norte (b)	2,650	(2,180)
Denarius (c)	(2,463)	(4,443)
Western Atlas (d)	(128)	(215)
Total	$59	$(12,931)

	Common shares	Listed Warrants	Unlisted Warrants	Gold Notes	Convertible Debenture	Total
As of December 31, 2021	$120,362	$5,838	$1,874	$9,793	—	$137,867
Additions	—	—	—	—	35,000	35,000
Change in FVTPL (Note 19)	—	(3,124)	(1,078)	(115)	—	(4,317)
Principal redeemed	—	—	—	(531)	—	(531)
Income (loss) from equity accounting	(6,093)	—	—	—	—	(6,093)
Equity share of OCI	(9,587)	—	—	—	—	(9,587)
Revaluation of Aris Gold to acquisition price	(31,050)	—	—	—	—	(31,050)
Derecognition of investment included as part of consideration in the Aris Gold Transaction (Note 5)	(73,632)	(2,714)	(796)	(9,147)	(35,000)	(121,289)
As at December 31, 2022 & 2023	$—	$—	$—	$—	$—	$—
The following table summarizes the change in the carrying amount of the Company’s investment in Soto Norte:

Amount
Investment in associate as of December 31, 2021	$—
Acquisition of initial 20% interest in Soto Norte	101,685
Company’s share of the loss from the associate	(2,180)
Cash contributions to Soto Norte	1,267
Investment in associate as of December 31, 2022	100,772
Company’s share of the loss from the associate	2,650
Cash contributions to Soto Norte	5,105
Investment in associate as of December 31, 2023	$108,527

Amount
Acquisition of Note Payable	$49,477
Interest expense	2,027
As at December 31, 2022	$51,504
Interest expense	2,246
Repayment	(50,000)
Interest paid	(3,750)
As at December 31, 2023	$—
Summarized financial information for the Soto Norte Project, on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies, is as follows:

	December 31, 2023	December 31, 2022
Revenues	$—	$—
Operating expenses	(9,308)	(4,440)
Depreciation and depletion	(865)	(278)
Loss before finance expenses and income tax	(10,173)	(4,718)
Finance expense	(5,341)	(324)
Income tax recovery	28,765	(5,856)
Net Income and comprehensive income of associate	13,251	(10,898)
Company’s equity share of the net comprehensive income of associate – 20%	$2,650	$(2,180)
7.    Investments in Associates (cont.)
The assets and liabilities of the Soto Norte Project at 100% are as follows:

	December 31, 2023	December 31, 2022
Current assets	$3,922	$2,658
Non-current assets	678,206	670,455
Total	682,128	673,113
Current liabilities	1,851	$1,337
Non-current liabilities	137,641	167,915
Total	139,492	169,252
Net assets	$542,636	$503,861
Company’s share of the net assets of Soto Norte – 20%	$108,527	$100,772
The following table summarizes the change in the carrying amount of the Company’s investment in Denarius:

	Common shares	Warrants	Total
As of December 31, 2021	$15,740	$5,627	$21,367
Additions	2,625	—	2,625
Change in FVTPL	—	(5,050)	(5,050)
Company’s share of the loss from the associate	(4,443)	—	(4,443)
Equity share of other comprehensive loss	(1,962)	—	(1,962)
Exchange difference	-	(168)	(168)
As of December 31, 2022	$11,960	$409	$12,369
Additions	1,122	—	1,122
Company’s share of the loss from the associate	(783)	—	(783)
Equity share of other comprehensive loss	600	—	600
Loss on dilution	(1,680)	—	(1,680)
Loss on derecognition	(8,142)	—	(8,142)
Reclassification of investment	(3,077)	(409)	(3,486)
Investment in Denarius at of December 31, 2023	$—	$—	$—

	Common shares	Warrants	Convertible Debenture	Total
Reclassification of investment	$3,077	$409	$—	$3,486
Purchase of Denarius Debenture	—	—	3,603	3,603
Change in fair value	919	(160)	1,908	2,667
Other financial asset as at December 31, 2023	$3,996	$249	$5,511	$9,756
During the year ended December 31, 2022, the Company acquired 10,130,000 common shares in Denarius for cash consideration of approximately $2.6 million, increasing its equity interest in Denarius to approximately 31.8%.
The following table summarizes the change in the carrying amount of the Company’s investment in Western Atlas:

	Common shares	Warrants	Total
As of December 31, 2021	$596	$14	$610
Company’s share of the loss from the associate	(215)	—	(215)
Change in FVTPL	—	(14)	(14)
As of December 31, 2022	$381	$—	$381
Company’s share of the loss from the associate	(128)	—	(128)
Investment in Western Atlas as of December 31, 2023	$253	$—	$253